UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08535

Light Revolution Fund, Inc.
(Exact name of registrant as specified in charter)

704 Court A, Tacoma, Washington             98402
(Address of principal executive offices)        (Zip code)

Henry Hewitt

Light Revolution Fund, Inc.

704 Court A, Tacoma, Washington             98402

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 463-3957

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004

Item 1.  Reports to Stockholders.

LIGHT REVOLUTION

FUND

SEMI-ANNUAL REPORT

APRIL 30, 2004

LIGHT REVOLUTION

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Light Revolution Fund

Semi-Annual Report

June 17, 2004

Dear Shareholders:

A year ago, fears of deflation ruled the airwaves and raised the anxieties of many investors.  Today, the old favorite, fear of inflation, has re-emerged as the markets' favorite bogeyman.

Both forces are in play, and no place on earth exemplifies the contenders more than China where steel prices have risen by 60% and the demand for oil has skyrocketed.  At the same time, tens, if not hundreds of millions are happy to work there at a wage that most Americans would scoff at.

These counteracting forces will be at work for years to come, and though it may seem, at times, that they will blow the house down, they won't.  Therefore, it still makes sense to own a diverse basket of high quality technology companies that know how to make money.

Even with a war in Iraq, the world has not ended yet.  It probably won't anytime soon.

Sincerely,

Henry Hewitt

Fund Manager

Past performance is no guarantee of future results.  Mutual fund investing involves risk; loss of principle is possible.  The fund may be subject to a higher degree of market risk than a diversified fund because of its concentration in a specific industry or sector area.  Opinions expressed are those of Henry Hewitt and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

2004 Semi-Annual Report  1

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Schedule of Investments
April 30, 2004 (Unaudited)

Shares		Market Value

COMMON STOCK - 98.00%

Banks - 5.06%
2,976	The Bank of New York Co., Inc.	$ 86,721
1,577	Wells Fargo & Company	89,037
		175,758

Broadcast & Cable TV - 3.30%
1,822	Cox Communications, Inc. *	59,561
3,066	DIRECTV *	54,881
		114,442

Business Services - 2.49%
2,355	Fiserv, Inc. *	86,264

Communication Services - 6.46%
1,167	Garmin Ltd.	37,601
3,596	Nextel Communications, Inc.*	85,765
2,767	NTT Do Co Mo, Inc.	55,616
1,712	UT StarCom, Inc. *	45,128
		224,110

Computer Networks - 1.45%
2,400	Cisco Systems, Inc. *	50,184

Computer Services - 4.08%
4,360	Seagate Technology	54,544
3,334	SunGard Data System, Inc. *	86,917
		141,461

Computer Software - 15.50%
1,257	Adobe Systems, Inc.	52,166
2,834	Electronic Arts, Inc. *	143,457
668	Infosy Technologies Ltd. ADR	53,934
1,203	Intuit, Inc. *	51,139
2,018	Microsoft Corporation, Inc.	52,730
1,392	SAP AG ADR	51,894
1,836	Symantec Corporation *	82,712
1,859	Synopsys, Inc. *	49,691
		537,723

Computer Storage Devices - 1.27%
1,905	SanDisk Corp. *	44,101

Computer Mainframes - 1.53%
604	International Business Machines Corporation	53,255

Computer Mini/Micro- 5.85%
5,355	Apple Computer, Inc.*	138,052
1,870	Dell, Inc. *	65,038
		203,090

Computer Peripheral Equipment- 3.99%
1,529	Lexmark International, Inc. Class A *	138,313

Conglomarates- 2.36%
2,658	Koninklijke Philips Electronics	81,985

Diversified Operation- 1.46%
4,589	Corning Corp. *	50,617

Electronic Equipment- 3.59%
5,805	AU Optronic Corp	124,691

*Non-Income Producing Securities

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  2

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                                                                   Continued

Schedule of Investments
April 30, 2004 (Unaudited)

Shares		Market Value

Electronic Semiconductors - 3.03%
1,981	Intel Corp.	50,971
2,160	Texas Instruments Inc.	54,216
		105,187

Entertainment & Media - 2.56%
3,054	Comcast Corporation Cl A Special Non-Voting *	88,933

Financial Services - 4.11%
3,148	First Data Corp.	142,888

Household Appliances - 1.46%
1,329	Sony Corporation ADR	51,033

Imaging & Graphics - 4.11%
2,732	Canon, Inc. ADR	142,911

Internet - 3.67%
2,520	Yahoo, Inc. *	127,336

Leisure Services - 1.80%
2,709	The Walt Disney Company	62,388

Motion Pictures - 2.56%
1,303	Pixar *	88,956

Photo Equipment & Supplies - 1.55%
1,685	Fuji Photo Film ADR	53,701

Retail - 6.85%
1,084	Amazon.Com, Inc. *	47,262
825	CDW Corp.	51,571
1,734	eBay, Inc. *	138,772
		237,605

Telecommunications - 7.89%
4,086	China Mobile Limited ADR	54,058
5,978	Nokia Corp. ADS	83,752
1,312	QUALCOMM, Inc. *	136,101
		273,911

TOTAL FOR COMMON STOCK (Cost $3,046,153) 98.00%		3,400,843

CASH EQUIVALENTS - 1.74%
60,380	Wisconsin Corporate Central Credit Union Variable Demand Note .25%	60,380
	(Cost $60,380)

TOTAL INVESTMENTS 99.74%		3,461,223
(Identified Cost $3,106,533)

ASSETS LESS LIABILITIES - 0.26%		9,029

NET ASSETS - 100.00%		$ 3,470,252

*Non-Income Producing Securities

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  3

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Statement of Assets and Liabilities
April 30, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 3,461,223
(Identified Cost $3,106,533)
Cash	2,620
Receivables:
Dividends and Interest	2,486
Securities Sold	849,000
Total Assets	4,315,329
Liabilities:
Accrued Management Fees	3,033
Accrued Custodial Fees	2,469
Accrued Other Expenses	5,812
Payable for Securities Purchased	833,763
Total Liabilities	845,077
Net Assets	$ 3,470,252

Net Assets Consist of:
Paid In Capital	8,403,003
Accumulated Net Investment Loss	(63,863)
Accumulated Realized Gain (Loss) on Investments - Net	(5,223,578)
Unrealized Appreciation/(Depreciation) in Value
of Investments Based on Identified Cost - Net	354,690
Net Assets for 431,106 Shares Outstanding	$ 3,470,252
(Unlimited number of shares without par value.)

Per Share Net Asset Value, Offering Price and Redemption Price	$ 8.05

($3,470,252/431,106 shares)

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  4

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Statement of Operations
For the Six Month Period ended April 30, 2004 (Unaudited)

Investment Income:
Dividends	$ 10,350
Interest	292
Total Investment Income	10,642
Expenses:
Advisory fees (Note 4)	18,792
Transfer agent and fund accounting fees	15,655
Legal fees	10,010
Custody fees	5,440
Audit fees	7,280
Distribution fees	4,698
Registration fees	4,432
Other fees	1,550
Insurance expense	4,378
Printing and postage expense	2,270
Total Expenses	74,505

Net Investment Income (Loss)	(63,863)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	339,662
Change in Unrealized Appreciation (Depreciation) on Investments	(430,257)
Net Realized and Unrealized Gain (Loss) on Investments	(90,595)

Net Increase (Decrease) in Net Assets from Operations	$ (154,458)

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  5

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Statements of Changes in Net Assets
(Unaudited)

	For the six	For the year
	months ended	ended
	4/30/2004	10/31/2003
Operations:
Net investment income (loss)	$ (63,863)	$ (83,660)
Net realized gain (loss) on investment transactions	339,662	(604,403)
Change In Net unrealized appreciation (depreciation) on	(430,257)	1,550,842
investments
Net increase (decrease) in net assets resulting from operations	(154,458)	862,779
Capital Share Transactions:
Proceeds from shares sold	13,047	1,879,540
Reinvested dividends and distributions	0	0
Cost of shares redeemed	(315,158)	(1,940,839)
Net Decrease from Shareholder Activity	(302,111)	(61,299)

Net Assets:
Net increase (decrease) in net assets	(456,567)	801,480
Beginning of year	3,926,819	3,125,339
End of year	$ 3,470,252	$ 3,926,819

Share Transactions:
Shares sold	1,521	273,883
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(36,880)	(301,644)
Net increase (decrease) in shares	(35,359)	(27,761)
Outstanding at beginning of period	466,465	494,226
Outstanding at end of period	431,106	466,465

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  6

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Financial Highlights
(Unaudited)
Selected data for a share outstanding throughout the period.

	For the Six		For the Year	For the Year	For the Year		For the Year		For the Period
	Months Ended		Ended	Ended	Ended		Ended		Ended
	4/30/2004		10/31/ 2003	10/31/ 2002	10/31/ 2001		10/31/ 2000		10/31/1999 *

Net Asset Value at Beginning of Period	$ 8.42		$ 6.32	$ 8.46	$ 15.25		$ 11.39		$ 10.00
Net Investment Loss	(0.14)		(0.19)	(0.21)	(0.14)		(0.06)		(0.04)
Net Gains or Losses on Securities	(0.23)		2.29	(1.93)	(6.35)		3.92		1.43
(Realized and Unrealized)
Total from Investment Operations	(0.37)		2.10	(2.14)	(6.49)		3.86		$ 1.39

Dividends (From Net Investment Income)	0.00		0.00	0.00	(0.19)		0.00		0.00
Distributions (From Capital Gains)	0.00		0.00	0.00	(0.11)		0.00		0.00
Total Distributions	0.00		0.00	0.00	(0.30)		0.00		0.00

Net Asset Value at End of Period	$ 8.05		$ 8.42	$ 6.32	$ 8.46		$ 15.25		$ 11.39

Total Return *	(4.39)%		33.23%	(25.30)%	(43.25)%	†	33.89%	†	13.90%	-†

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,470		$ 3,927	$ 3,125	$ 5,576		$ 9,161		$ 1,448
Ratio of Expenses to Average Net Assets	3.96%	+	4.02%	4.38%	3.98%		5.21%		20.74%	+
before reimbursement
Ratio of Net Investment Loss to Average	(3.39)%	+	(3.46)%	(3.77)%	(3.35)%		(3.99)%		(19.85)%	+
Net Assets before reimbursement
Ratio of Expenses to Average Net Assets	3.96%	+	3.19%	3.27%	2.00%		2.00%		2.00%	+
after reimbursement
Ratio of Net Investment Loss to Average	(3.39)%	+	(2.63)%	(2.66)%	(1.37)%		(0.78)%		(1.11)%	+
Net Assets after reimbursement
Portfolio Turnover Rate	51.72%	+	109.39%	73.35%	50.65%		17.49%		0.00%	+

+ Annualized
- Not Annualized
† The total return calculation does not reflect the maximum sales charge discontinued February 8, 2002 of 4.75%.
* Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  7

LIGHT REVOLUTION

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NOTES TO FINANCIAL STATEMENTS

April 30, 2004 (Unaudited)

Note 1. Organization

The Light Revolution Fund, Inc. (the "Corporation") was organized as a Maryland corporation on October 21, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  The series presently authorized is the Light Revolution Fund (the "Fund").  Pursuant to the 1940 Act, the Fund is a "diversified" series of the Corporation and has an investment objective of capital appreciation.  The Fund commenced operations on June 29, 1999.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investment Valuation

Common stocks and other equity-type securities are valued at the last sale price on the national securities exchange or NASDAQ on which such securities are primarily traded; however, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a national securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Fixed income securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of fixed income securities without regard to sale or bid prices when such values are believed to more accurately reflect the fair market value of  such securities; otherwise, actual sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation. The Board of Directors may approve the use of pricing services to assist the Fund in the determination of net asset value. Fixed income securities having remaining maturities of 60 days or less when purchased are generally valued by the amortized cost method. Under this method of valuation, a security is initially valued at its acquisition cost and , thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.

Federal Income Taxes

The Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of Sub-Chapter M of the Internal Revenue Code applicable to regulated investment companies.  Therefore, a provision for federal income taxes or excise taxes has not been made.

At October 31, 2004 (the Fund's most recent fiscal yearend) the Fund had a net realized capital loss carryforward of $5,266,171 of which $1,550,331 expires in 2009, $3,278,640 expires in 2010 and $437,200 expires in 2011.  To the extent that the Fund realizes future net capital gains, taxable distributions to its respective shareholders will be offset by any unused capital loss carryforward.

2004 Semi-Annual Report  8

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NOTES TO FINANCIAL STATEMENTS - April 30, 2004 (Continued)

Foreign Securities

The Fund may invest in foreign securities.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translation

Investment securities and other assets and liabilities initially expressed in foreign currencies are converted to U.S. dollars based upon current exchange rates.  Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.  The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

Other

Investment and shareholder transactions are recorded on the trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Note 3. Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six month period ended April 30, 2004, were as follows:

Purchases

         Sales

U.S. Government

$               -

$               -

Other

$2,282,745

$1,915,804

At April 30, 2004, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Appreciation

 $504,803

(Depreciation)

 (150,113)

Net appreciation of investments

 $354,690

At April 30, 2004, the cost of investments for federal income tax purposes was $3,106,533.

Note 4. Related Party Transactions

The Corporation has entered into an Investment Advisory Agreement with Light Index Investment Company (the "Adviser"). Under the terms of the Advisory Agreement, the Adviser manages the Fund's investments and business affairs, subject to the supervision of the Corporation's Board of Directors. At its expense, the Adviser provides office space and all necessary office facilities, equipment and personnel for managing the investments of the Fund. As compensation for its services, the Fund pays the Adviser an annual management fee of 1.00% of its average daily net assets. The advisory fee is accrued daily and paid monthly. For the six-month period ended April 30, 2004, the Adviser earned $18,792. An amount of $3,033 remained payable to the Investment Adviser at April 30, 2004. The President of the Investment Adviser is also a Director of the Fund.

The Investment Adviser had agreed to voluntarily waive its advisory fee and/or reimburse the Fund's other expenses during the period of November 1, 2002 through July 9, 2004. Prior to that, the Adviser had contractually agreed to waive all or a portion of its fees and/or reimburse expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.00%.  Effective March 31, 2002, the Adviser terminated this agreement.  The Investment Adviser is entitled to recoup such amounts for a period of up to three years following

2004 Semi-Annual Report  9

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NOTES TO FINANCIAL STATEMENTS - April 30, 2004 (Continued)

the fiscal year in which the Investment Adviser reduced its compensation or assumed expenses for the Fund, provided that the total operating expenses including this recoupment do not exceed the established cap on expenses for that year.  Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration

     Recoverable Amount

        10/31/04

    $109,106

        10/31/05

      $61,684

The Fund retains Mutual Shareholder Services ("MSS") to act as the Fund's transfer agent and fund accountant.  For the six month period ended April 30, 2004, MSS received fees of $15,655 from the Fund for these services provided to the Fund.  An officer of the Fund is also the owner and an officer of MSS.

Effective January 1, 2001, Quasar Distributors, LLC (the "Distributor") serves as principal underwriter of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Corporation.  The Corporation, on behalf of the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes the Fund to pay the Distributor (and others that have entered into related agreements under the 12b-1 Plan) a distribution fee at an annual rate of up to 0.25% of the average daily net assets of the Fund.  Total 12b-1 fees accrued for the six months ended April 30, 2004 were $4,698. Payments under the 12b-1 Plan are used to reimburse the recipient for services provided and expenses incurred in connection with the sale of the Fund's shares.

Note 5. Related Party Disclosures

Beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2004, James A. Milgard was owner of 33.81% of the Fund. Certain officers and directors of Light Index Investment Company are also officers and directors of the Fund. Officers and directors received no renumeration from the Corporation for services rendered to the Fund during this period.

Note 6. Change in Accountants

On January 16, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Funds of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On January 17, 2004, the Fund's Audit Committee and Board of Directors selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ended October 31, 2004, to be effective upon the resignation of McCurdy.

On February 23, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditor to the Fund. McCurdy's reports on the Light Revolution Fund's financial statements and financial highlights for the fiscal years ended October 31, 2003, 2002, 2001, 2000 and 1999 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years stated above, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or audit scope or procedure which, if not resolved to the satisfaction of McCurdy would have caused the Adviser to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither the Fund nor anyone on its behalf consulted with Cohen on its terms which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Registration S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

2004 Semi-Annual Report  10

Shares of the Light Revolution Fund are distributed by an independent third party, Quasar Distributors, LLC.  This report has been prepared for the general information of Light Revolution Fund shareholders.  It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Fund's prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund.  Please read the prospectus carefully before investing or sending money.

LIGHT REVOLUTION

FUND

704 Court A

Tacoma, Washington  98402

Fund:  1.888.463.3957

Fund Adviser:  1.888.544.4889

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  None

Item 10.  Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date 90 days of the filing date of the report that inclues the disclosure required by this paragraph, based on the elevation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant’s internal; control over financial reporting.

Item 11.  Exhibits.

 (a)(1)

Any code of ethics or amendment hereto. Not applicable.

(a)(2)

Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certificate pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Light Revolution Fund, Inc.

By:  /s/ Henry Hewitt

Henry Hewitt

President and Director

Date:  6/30/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Henry Hewitt

Henry Hewitt

President and Director

Date:  6/30/04

By:  /s/ Henry Hewitt

Henry Hewitt

Chief Financial Officer and Director

Date:  6/30/04